EQUITY - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Decrease through other distributions to owners, equity	[1]			$ 1,377		$ 757
Net (loss) income attributable to limited partnership unitholders		$ (50)	$ (59)	231		(126)
Entities with joint control or significant influence
Dividends recognised as distributions to owners		$ 79	0	$ 79		0
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold		$ 44.64						$ 41.96
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners		$ 9	$ 9	$ 18		$ 18
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.0625	$ 0.0625	$ 0.0625		$ 0.0625
Limited Partners
Decrease through other distributions to owners, equity	[1]			$ 10		$ 10
Units repurchased and canceled (in shares)				447,871		560,491
Weighted average number of ordinary shares outstanding (in shares)		78,600,000	80,400,000	78,700,000		80,600,000
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity		$ 482	$ 64	$ 1,280	[1]	$ 739	[1]

[1]	See Note 19 for additional information on distributions and for additional information on unit repurchases.